Annual Fund Operating Expenses - PSF Natural Resources Portfolio	Apr. 26, 2021
Class I
Operating Expenses:
Management Fees	0.45%
+ Distribution and/or Service Fees (12b-1 Fees)	none
+ Administration Fees	none
+ Other Expenses	0.10%
+ Acquired Fund (Portfolio) Fees and Expenses	0.02%
= Total Annual Portfolio Operating Expenses	0.57%
Fee Waiver and/or Expense Reimbursement	(0.01%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.56%	[1]
Class II
Operating Expenses:
Management Fees	0.45%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Administration Fees	0.15%
+ Other Expenses	0.10%
+ Acquired Fund (Portfolio) Fees and Expenses	0.02%
= Total Annual Portfolio Operating Expenses	0.97%
Fee Waiver and/or Expense Reimbursement	(0.01%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.96%	[1]
Class III
Operating Expenses:
Management Fees	0.45%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Administration Fees	none
+ Other Expenses	0.10%
+ Acquired Fund (Portfolio) Fees and Expenses	0.02%
= Total Annual Portfolio Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement	(0.01%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81%	[1]

[1]	The Manager has contractually agreed to waive 0.008% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.